UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034
                                   ---------

                    FRANKLIN REAL ESTATE SECURITIES TRUST
                   ---------------------------------------
              (Exact name of registrant as specified in charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ----------------------------------------------
             (Address of principal executive offices) (Zip code)

        CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 4/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.



                                [GRAPHIC OMITTED]

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                                                           APRIL 30, 2007
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        ANNUAL REPORT AND SHAREHOLDER LETTER                  SECTOR
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--------------------------------------------------------------------------------
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                 FRANKLIN REAL ESTATE
                    SECURITIES FUND                  Eligible shareholders can
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                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                 Franklin Templeton Investments

                                 GAIN FROM OUR PERSPECTIVE(R)

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to different
                                 investment approaches, Franklin, Templeton and
                                 Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Real Estate Securities Fund ......................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   20

Notes to Financial Statements .............................................   24

Report of Independent Registered Public Accounting Firm ...................   33

Tax Designation ...........................................................   34

Meeting of Shareholders ...................................................   35

Board Members and Officers ................................................   38

Shareholder Information ...................................................   43

--------------------------------------------------------------------------------
Annual Report

Franklin Real Estate Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate. 1

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

This annual report for Franklin Real Estate Securities Fund covers the fiscal year ended April 30, 2007.

PERFORMANCE OVERVIEW

Franklin Real Estate Securities Fund - Class A posted a +14.97% cumulative total return for the year under review. The Fund underperformed its narrow benchmark, the Dow Jones Wilshire Real Estate Securities Index, which returned +26.66%, while performing comparably to its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +15.23%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended April 30, 2007, the U.S. economy advanced at a moderate but slowing pace. Although gross domestic product (GDP) grew 3.3% in 2006 on strong domestic demand and a healthy increase in exports,

1. REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

2. Source: Standard & Poor's Micropal. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                               Annual Report | 3
the U.S. entered 2007 with a record current account deficit. Corporate profits and government spending generally remained robust, but manufacturing activity indicated a downturn. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation's residential real estate markets. The economy slowed toward period-end, and GDP grew an estimated annualized 0.6% in first quarter 2007.

The unemployment rate decreased from 4.7% to 4.5%, though overall job growth slowed in the face of rising labor costs. 3 In the latter half of the reporting period, jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Even though tight labor markets and the associated wage income growth supported consumer spending, consumer confidence waned toward period-end, and large purchases, including those for vehicles and homes, dropped substantially. After a welcome drop in energy costs during the latter half of 2006, elevated gasoline prices returned in first quarter 2007 as oil hit a six-month high in response to tight supply and high demand, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Overall, the core Consumer Price Index (CPI) rose 2.3% for the 12 months ended April 30, 2007, which was higher than the 2.2% 10-year average. 4

At period-end, the Federal Reserve Board (Fed) was still more concerned with relatively high inflation than an economic slowdown. The Fed raised the federal funds target rate from 4.75% at the beginning of the period to 5.25% in June 2006, where it remained for the rest of the reporting period. In March, the Fed indicated a change in its long-held tightening bias, easing the near-term pressure for potential rate hikes.

U.S. investors entered 2007 cautious after more than four years of bull market gains. The overall domestic equity market rose during the year under review, but was essentially flat during the first quarter of 2007 after global stock market sell-offs in late February and mid-March. However, markets rebounded late in the period amid generally strong corporate earnings reports. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a 12-month total return of +17.58%, and the broader S&P 500 returned +15.23%, while the technology-heavy NASDAQ Composite Index returned +9.51%. 5 Utilities, telecommunications and health care stocks performed particularly well.

3.    Source: Bureau of Labor Statistics.

4. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

5. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report

INVESTMENT STRATEGY

We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.

MANAGER'S DISCUSSION

During the year under review, holdings that contributed the most to Fund performance included Boardwalk REIT, Forest City Enterprises and The Macerich Company. Boardwalk owns and operates more than 250 multi-family rental communities, concentrated in the Canadian provinces of Alberta, Saskatchewan, Ontario and Quebec. Robust rent gains in Alberta drove the stock's strong performance, and Boardwalk continued to benefit from strong spending in the energy sector, as many of the company's apartment properties are near oil sands.

As a premier developer, Forest City Enterprises owns and operates mostly commercial properties such as regional malls, specialty retail centers, office buildings, hotels and mixed-use projects in urban markets across the country. The company's large development projects and higher values in its real estate portfolio helped its stock performance.

The Macerich Company acquires, redevelops and manages more than 70 shopping malls and strip centers concentrated in Arizona and California. Its stock benefited from sales and cash flow growth driven by many specialty retailer tenants.

By contrast, the Fund had some disappointments during the fiscal year, mostly in the homebuilding industry. Faced with weakened residential housing demand and inventory oversupply, homebuilders suffered as home prices and earnings expectations dropped. Significant detractors included Meritage Homes, Hovnanian Enterprises and KB Home. Meritage Homes builds houses in Arizona, California, Colorado, Florida, Nevada and Texas, whereas Hovnanian Enterprises operates mainly along the eastern seaboard, California and Texas. KB Home is one of the country's largest homebuilders and operates in many states. Consistent with our strategy, we continued to hold these positions as we remained confident in these companies' long-term fundamentals.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Real Estate Investment Trusts               64.3%
Homebuilding                                22.1%
Real Estate Development                      5.8%
Hotels, Resorts & Cruise Lines               2.7%
Financial Conglomerates                      1.0%
Finance, Rental & Leasing                    0.9%
Short-Term Investments & Other Net Assets    3.2%


                                                               Annual Report | 5

TOP 10 HOLDINGS
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
M.D.C. Holdings Inc.                                                        5.2%
   HOMEBUILDING
--------------------------------------------------------------------------------
Forest City Enterprises Inc., A                                             4.4%
   REAL ESTATE DEVELOPMENT
--------------------------------------------------------------------------------
The Macerich Co.                                                            4.3%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
ProLogis                                                                    3.6%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
iStar Financial Inc.                                                        3.4%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Public Storage Inc.                                                         3.3%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Simon Property Group Inc.                                                   3.2%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Vornado Realty Trust                                                        2.8%
   REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
D.R. Horton Inc.                                                            2.7%
   HOMEBUILDING
--------------------------------------------------------------------------------
Lennar Corp., A                                                             2.6%
   HOMEBUILDING
--------------------------------------------------------------------------------

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ Alex W. Peters

                      Alex W. Peters, CFA
                      Portfolio Manager
                      Franklin Real Estate Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 4/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FREEX)                            CHANGE   4/30/07   4/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.76   $ 26.19   $ 26.95
--------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.4201
--------------------------------------------------------------------------------
Short-Term Capital Gain                  $0.1072
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $4.2739
--------------------------------------------------------------------------------
   TOTAL                                 $4.8012
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBREX)                            CHANGE   4/30/07   4/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.82   $ 25.80   $ 26.62
--------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.2300
--------------------------------------------------------------------------------
Short-Term Capital Gain                  $0.1072
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $4.2739
--------------------------------------------------------------------------------
   TOTAL                                 $4.6111
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRRSX)                            CHANGE   4/30/07   4/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.84   $ 25.66   $ 26.50
--------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.2327
--------------------------------------------------------------------------------
Short-Term Capital Gain                  $0.1072
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $4.2739
--------------------------------------------------------------------------------
   TOTAL                                 $4.6138
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRLAX)                      CHANGE   4/30/07   4/30/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.74   $ 26.32   $ 27.06
--------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.4838
--------------------------------------------------------------------------------
Short-Term Capital Gain                  $0.1072
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $4.2739
--------------------------------------------------------------------------------
   TOTAL                                 $4.8649
--------------------------------------------------------------------------------


                                                               Annual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------
CLASS A                                          1-YEAR      5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                         +14.97%    +129.54%        +242.79%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2                      +8.38%     +16.69%         +12.44%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $ 10,838   $  21,638        $ 32,312
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                 +3.15%     +16.58%         +11.95%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5    0.92%
-----------------------------------------------------------------------------------------
CLASS B                                          1-YEAR      5-YEAR    INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                         +14.17%    +121.20%        +216.37%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2                     +10.29%     +16.99%         +14.83%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $ 11,029   $  21,920        $ 31,637
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                 +4.97%     +16.90%         +14.74%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5    1.67%
-----------------------------------------------------------------------------------------
CLASS C                                          1-YEAR      5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                         +14.16%    +121.19%        +218.67%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2                     +13.20%     +17.21%         +12.29%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $ 11,320   $  22,119        $ 31,867
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                 +7.75%     +17.11%         +11.80%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5    1.66%
-----------------------------------------------------------------------------------------
ADVISOR CLASS                                    1-YEAR      5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------
Cumulative Total Return 1                         +15.29%    +132.45%        +252.06%
-----------------------------------------------------------------------------------------
Average Annual Total Return 2                     +15.29%     +18.38%         +13.41%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 3                   $ 11,529    $ 23,245        $ 35,206
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                 +9.74%     +18.28%         +12.92%
-----------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5    0.67%
-----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Franklin Real
                Estate Securities                 Dow Jones Wilshire Real
   Date               Fund           S&P 500 6   Estate Securities Index 6
--------------------------------------------------------------------------
  5/1/1997           $ 9,426          $10,000             $10,000
 5/31/1997           $ 9,762          $10,608             $10,298
 6/30/1997           $10,195          $11,083             $10,809
 7/31/1997           $10,458          $11,965             $11,164
 8/31/1997           $10,421          $11,295             $11,082
 9/30/1997           $11,368          $11,913             $12,174
10/31/1997           $10,971          $11,516             $11,657
11/30/1997           $11,197          $12,048             $11,891
12/31/1997           $11,390          $12,255             $12,157
 1/31/1998           $11,270          $12,391             $11,985
 2/28/1998           $11,176          $13,284             $11,832
 3/31/1998           $11,434          $13,963             $12,065
 4/30/1998           $11,119          $14,104             $11,685
 5/31/1998           $11,019          $13,862             $11,573
 6/30/1998           $10,899          $14,424             $11,511
 7/31/1998           $10,175          $14,271             $10,710
 8/31/1998           $ 9,180          $12,210             $ 9,597
 9/30/1998           $ 9,665          $12,992             $10,135
10/31/1998           $ 9,602          $14,048             $ 9,996
11/30/1998           $ 9,722          $14,899             $10,184
12/31/1998           $ 9,641          $15,757             $10,038
 1/31/1999           $ 9,331          $16,416             $ 9,821
 2/28/1999           $ 9,217          $15,906             $ 9,743
 3/31/1999           $ 9,203          $16,542             $ 9,691
 4/30/1999           $10,220          $17,183             $10,723
 5/31/1999           $10,348          $16,777             $10,905
 6/30/1999           $10,179          $17,708             $10,720
 7/31/1999           $ 9,715          $17,156             $10,310
 8/31/1999           $ 9,540          $17,071             $10,156
 9/30/1999           $ 9,163          $16,603             $ 9,698
10/31/1999           $ 8,954          $17,654             $ 9,517
11/30/1999           $ 8,752          $18,012             $ 9,368
12/31/1999           $ 9,098          $19,073             $ 9,720
 1/31/2000           $ 9,084          $18,114             $ 9,760
 2/29/2000           $ 8,891          $17,772             $ 9,573
 3/31/2000           $ 9,328          $19,509             $ 9,992
 4/30/2000           $ 9,937          $18,923             $10,704
 5/31/2000           $10,159          $18,535             $10,832
 6/30/2000           $10,648          $18,992             $11,197
 7/31/2000           $11,570          $18,696             $12,202
 8/31/2000           $11,178          $19,856             $11,763
 9/30/2000           $11,485          $18,808             $12,145
10/31/2000           $11,044          $18,729             $11,617
11/30/2000           $11,139          $17,253             $11,879
12/31/2000           $11,904          $17,338             $12,705
 1/31/2001           $12,143          $17,952             $12,831
 2/28/2001           $11,934          $16,317             $12,564
 3/31/2001           $11,863          $15,284             $12,573
 4/30/2001           $12,162          $16,470             $12,874
 5/31/2001           $12,102          $16,581             $13,234
 6/30/2001           $12,699          $16,177             $13,944
 7/31/2001           $12,382          $16,018             $13,666
 8/31/2001           $12,654          $15,016             $14,143
 9/30/2001           $11,994          $13,804             $13,304
10/31/2001           $11,550          $14,067             $12,807
11/30/2001           $12,399          $15,146             $13,637
12/31/2001           $12,813          $15,279             $14,032
 1/31/2002           $12,805          $15,056             $14,092
 2/28/2002           $13,108          $14,765             $14,415
 3/31/2002           $13,890          $15,321             $15,303
 4/30/2002           $14,077          $14,392             $15,396
 5/31/2002           $14,232          $14,287             $15,552
 6/30/2002           $14,490          $13,269             $15,871
 7/31/2002           $13,672          $12,235             $14,888
 8/31/2002           $13,664          $12,315             $14,894
 9/30/2002           $13,040          $10,978             $14,236
10/31/2002           $12,452          $11,944             $13,528
11/30/2002           $12,889          $12,646             $14,198
12/31/2002           $13,031          $11,903             $14,405
 1/31/2003           $12,683          $11,592             $13,984
 2/28/2003           $12,909          $11,418             $14,190
 3/31/2003           $13,149          $11,528             $14,550
 4/30/2003           $13,723          $12,478             $15,163
 5/31/2003           $14,653          $13,134             $16,032
 6/30/2003           $15,155          $13,302             $16,345
 7/31/2003           $15,742          $13,537             $17,293
 8/31/2003           $15,865          $13,800             $17,479
 9/30/2003           $16,348          $13,654             $18,068
10/31/2003           $16,669          $14,426             $18,343
11/30/2003           $17,417          $14,553             $19,138
12/31/2003           $17,935          $15,316             $19,746
 1/31/2004           $18,603          $15,597             $20,482
 2/29/2004           $19,120          $15,813             $20,903
 3/31/2004           $20,050          $15,575             $22,138
 4/30/2004           $17,213          $15,331             $19,065
 5/31/2004           $18,273          $15,541             $20,510
 6/30/2004           $18,850          $15,843             $21,120
 7/31/2004           $19,044          $15,318             $21,246
 8/31/2004           $20,500          $15,380             $22,902
 9/30/2004           $20,650          $15,546             $22,857
10/31/2004           $21,690          $15,784             $24,091
11/30/2004           $22,544          $16,422             $25,229
12/31/2004           $23,698          $16,981             $26,620
 1/31/2005           $22,312          $16,567             $24,436
 2/28/2005           $22,879          $16,916             $25,181
 3/31/2005           $22,546          $16,616             $24,909
 4/30/2005           $23,421          $16,301             $26,126
 5/31/2005           $24,196          $16,820             $26,986
 6/30/2005           $25,409          $16,844             $28,428
 7/31/2005           $26,640          $17,470             $30,560
 8/31/2005           $25,988          $17,311             $29,390
 9/30/2005           $26,025          $17,451             $29,496
10/31/2005           $25,607          $17,160             $28,932
11/30/2005           $26,735          $17,808             $30,240
12/31/2005           $26,832          $17,814             $30,364
 1/31/2006           $28,292          $18,286             $32,514
 2/28/2006           $28,365          $18,335             $33,226
 3/31/2006           $28,990          $18,564             $35,043
 4/30/2006           $28,104          $18,813             $33,733
 5/31/2006           $26,905          $18,272             $32,731
 6/30/2006           $27,473          $18,296             $34,636
 7/31/2006           $27,327          $18,409             $35,876
 8/31/2006           $28,417          $18,846             $37,124
 9/30/2006           $29,064          $19,332             $37,822
10/31/2006           $30,589          $19,961             $40,216
11/30/2006           $32,587          $20,340             $42,179
12/31/2006           $32,542          $20,626             $41,251
 1/31/2007           $34,106          $20,937             $45,013
 2/28/2007           $33,219          $20,529             $43,978
 3/31/2007           $31,732          $20,758             $42,733
 4/30/2007           $32,312          $21,677             $42,725

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS A                              4/30/07
--------------------------------------------
1-Year                                +8.38%
--------------------------------------------
5-Year                               +16.69%
--------------------------------------------
10-Year                              +12.44%
--------------------------------------------

CLASS B (1/1/99-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Franklin Real
                Estate Securities                 Dow Jones Wilshire Real
   Date               Fund           S&P 500 6   Estate Securities Index 6
--------------------------------------------------------------------------
  1/1/1999           $10,000          $10,000             $10,000
 1/31/1999           $ 9,679          $10,418             $ 9,784
 2/28/1999           $ 9,553          $10,094             $ 9,706
 3/31/1999           $ 9,539          $10,498             $ 9,654
 4/30/1999           $10,587          $10,905             $10,682
 5/31/1999           $10,712          $10,647             $10,863
 6/30/1999           $10,531          $11,238             $10,680
 7/31/1999           $10,049          $10,887             $10,271
 8/31/1999           $ 9,860          $10,834             $10,117
 9/30/1999           $ 9,462          $10,537             $ 9,661
10/31/1999           $ 9,246          $11,203             $ 9,481
11/30/1999           $ 9,029          $11,431             $ 9,332
12/31/1999           $ 9,375          $12,104             $ 9,683
 1/31/2000           $ 9,360          $11,496             $ 9,723
 2/29/2000           $ 9,153          $11,279             $ 9,537
 3/31/2000           $ 9,594          $12,381             $ 9,954
 4/30/2000           $10,224          $12,009             $10,664
 5/31/2000           $10,438          $11,763             $10,791
 6/30/2000           $10,941          $12,053             $11,155
 7/31/2000           $11,878          $11,865             $12,156
 8/31/2000           $11,473          $12,601             $11,719
 9/30/2000           $11,780          $11,936             $12,099
10/31/2000           $11,318          $11,886             $11,573
11/30/2000           $11,409          $10,949             $11,834
12/31/2000           $12,185          $11,003             $12,656
 1/31/2001           $12,423          $11,393             $12,782
 2/28/2001           $12,200          $10,355             $12,516
 3/31/2001           $12,123          $ 9,699             $12,526
 4/30/2001           $12,423          $10,453             $12,825
 5/31/2001           $12,346          $10,523             $13,183
 6/30/2001           $12,957          $10,267             $13,891
 7/31/2001           $12,624          $10,166             $13,614
 8/31/2001           $12,887          $ 9,530             $14,089
 9/30/2001           $12,205          $ 8,760             $13,254
10/31/2001           $11,752          $ 8,927             $12,758
11/30/2001           $12,604          $ 9,612             $13,585
12/31/2001           $13,022          $ 9,696             $13,978
 1/31/2002           $13,006          $ 9,555             $14,039
 2/28/2002           $13,307          $ 9,371             $14,361
 3/31/2002           $14,083          $ 9,723             $15,245
 4/30/2002           $14,273          $ 9,134             $15,338
 5/31/2002           $14,416          $ 9,067             $15,493
 6/30/2002           $14,671          $ 8,421             $15,811
 7/31/2002           $13,839          $ 7,765             $14,831
 8/31/2002           $13,823          $ 7,816             $14,838
 9/30/2002           $13,182          $ 6,967             $14,182
10/31/2002           $12,584          $ 7,580             $13,477
11/30/2002           $13,012          $ 8,025             $14,144
12/31/2002           $13,152          $ 7,554             $14,350
 1/31/2003           $12,783          $ 7,357             $13,930
 2/28/2003           $13,013          $ 7,246             $14,136
 3/31/2003           $13,234          $ 7,316             $14,495
 4/30/2003           $13,816          $ 7,919             $15,105
 5/31/2003           $14,743          $ 8,335             $15,971
 6/30/2003           $15,234          $ 8,442             $16,283
 7/31/2003           $15,812          $ 8,591             $17,227
 8/31/2003           $15,928          $ 8,758             $17,412
 9/30/2003           $16,404          $ 8,665             $17,999
10/31/2003           $16,711          $ 9,155             $18,273
11/30/2003           $17,451          $ 9,236             $19,065
12/31/2003           $17,957          $ 9,720             $19,671
 1/31/2004           $18,612          $ 9,898             $20,404
 2/29/2004           $19,117          $10,036             $20,823
 3/31/2004           $20,033          $ 9,884             $22,054
 4/30/2004           $17,192          $ 9,729             $18,993
 5/31/2004           $18,234          $ 9,863             $20,432
 6/30/2004           $18,801          $10,054             $21,040
 7/31/2004           $18,987          $ 9,722             $21,166
 8/31/2004           $20,425          $ 9,761             $22,814
 9/30/2004           $20,562          $ 9,866             $22,771
10/31/2004           $21,580          $10,017             $23,999
11/30/2004           $22,420          $10,422             $25,133
12/31/2004           $23,561          $10,777             $26,519
 1/31/2005           $22,164          $10,514             $24,343
 2/28/2005           $22,704          $10,735             $25,085
 3/31/2005           $22,364          $10,545             $24,814
 4/30/2005           $23,230          $10,345             $26,026
 5/31/2005           $23,979          $10,674             $26,884
 6/30/2005           $25,160          $10,690             $28,320
 7/31/2005           $26,371          $11,087             $30,444
 8/31/2005           $25,702          $10,986             $29,278
 9/30/2005           $25,726          $11,075             $29,383
10/31/2005           $25,300          $10,890             $28,822
11/30/2005           $26,388          $11,301             $30,125
12/31/2005           $26,470          $11,306             $30,249
 1/31/2006           $27,894          $11,605             $32,390
 2/28/2006           $27,946          $11,636             $33,099
 3/31/2006           $28,548          $11,781             $34,910
 4/30/2006           $27,655          $11,939             $33,604
 5/31/2006           $26,460          $11,596             $32,606
 6/30/2006           $27,000          $11,611             $34,504
 7/31/2006           $26,844          $11,683             $35,739
 8/31/2006           $27,898          $11,960             $36,983
 9/30/2006           $28,509          $12,268             $37,678
10/31/2006           $29,992          $12,668             $40,063
11/30/2006           $31,934          $12,909             $42,018
12/31/2006           $31,863          $13,090             $41,094
 1/31/2007           $33,396          $13,287             $44,842
 2/28/2007           $32,527          $13,028             $43,810
 3/31/2007           $31,070          $13,174             $42,571
 4/30/2007           $31,637          $13,757             $42,562

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS B                              4/30/07
--------------------------------------------
1-Year                               +10.29%
--------------------------------------------
5-Year                               +16.99%
--------------------------------------------
Since Inception (1/1/99)             +14.83%
--------------------------------------------


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
CLASS C                              4/30/07
--------------------------------------------
1-Year                               +13.20%
--------------------------------------------
5-Year                               +17.21%
--------------------------------------------
10-Year                              +12.29%
--------------------------------------------

CLASS C (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Franklin Real
                Estate Securities                 Dow Jones Wilshire Real
   Date               Fund           S&P 500 6   Estate Securities Index 6
--------------------------------------------------------------------------
  5/1/1997           $10,000          $10,000             $10,000
 5/31/1997           $10,354          $10,608             $10,298
 6/30/1997           $10,806          $11,083             $10,809
 7/31/1997           $11,075          $11,965             $11,164
 8/31/1997           $11,029          $11,295             $11,082
 9/30/1997           $12,025          $11,913             $12,174
10/31/1997           $11,599          $11,516             $11,657
11/30/1997           $11,828          $12,048             $11,891
12/31/1997           $12,030          $12,255             $12,157
 1/31/1998           $11,889          $12,391             $11,985
 2/28/1998           $11,788          $13,284             $11,832
 3/31/1998           $12,050          $13,963             $12,065
 4/30/1998           $11,707          $14,104             $11,685
 5/31/1998           $11,599          $13,862             $11,573
 6/30/1998           $11,465          $14,424             $11,511
 7/31/1998           $10,698          $14,271             $10,710
 8/31/1998           $ 9,648          $12,210             $ 9,597
 9/30/1998           $10,153          $12,992             $10,135
10/31/1998           $10,079          $14,048             $ 9,996
11/30/1998           $10,193          $14,899             $10,184
12/31/1998           $10,104          $15,757             $10,038
 1/31/1999           $ 9,776          $16,416             $ 9,821
 2/28/1999           $ 9,647          $15,906             $ 9,743
 3/31/1999           $ 9,633          $16,542             $ 9,691
 4/30/1999           $10,690          $17,183             $10,723
 5/31/1999           $10,818          $16,777             $10,905
 6/30/1999           $10,633          $17,708             $10,720
 7/31/1999           $10,147          $17,156             $10,310
 8/31/1999           $ 9,954          $17,071             $10,156
 9/30/1999           $ 9,554          $16,603             $ 9,698
10/31/1999           $ 9,333          $17,654             $ 9,517
11/30/1999           $ 9,119          $18,012             $ 9,368
12/31/1999           $ 9,466          $19,073             $ 9,720
 1/31/2000           $ 9,451          $18,114             $ 9,760
 2/29/2000           $ 9,242          $17,772             $ 9,573
 3/31/2000           $ 9,688          $19,509             $ 9,992
 4/30/2000           $10,320          $18,923             $10,704
 5/31/2000           $10,538          $18,535             $10,832
 6/30/2000           $11,046          $18,992             $11,197
 7/31/2000           $11,989          $18,696             $12,202
 8/31/2000           $11,579          $19,856             $11,763
 9/30/2000           $11,886          $18,808             $12,145
10/31/2000           $11,425          $18,729             $11,617
11/30/2000           $11,517          $17,253             $11,879
12/31/2000           $12,295          $17,338             $12,705
 1/31/2001           $12,537          $17,952             $12,831
 2/28/2001           $12,318          $16,317             $12,564
 3/31/2001           $12,241          $15,284             $12,573
 4/30/2001           $12,537          $16,470             $12,874
 5/31/2001           $12,467          $16,581             $13,234
 6/30/2001           $13,079          $16,177             $13,944
 7/31/2001           $12,741          $16,018             $13,666
 8/31/2001           $13,008          $15,016             $14,143
 9/30/2001           $12,321          $13,804             $13,304
10/31/2001           $11,862          $14,067             $12,807
11/30/2001           $12,726          $15,146             $13,637
12/31/2001           $13,147          $15,279             $14,032
 1/31/2002           $13,131          $15,056             $14,092
 2/28/2002           $13,429          $14,765             $14,415
 3/31/2002           $14,214          $15,321             $15,303
 4/30/2002           $14,407          $14,392             $15,396
 5/31/2002           $14,552          $14,287             $15,552
 6/30/2002           $14,816          $13,269             $15,871
 7/31/2002           $13,963          $12,235             $14,888
 8/31/2002           $13,947          $12,315             $14,894
 9/30/2002           $13,303          $10,978             $14,236
10/31/2002           $12,689          $11,944             $13,528
11/30/2002           $13,131          $12,646             $14,198
12/31/2002           $13,264          $11,903             $14,405
 1/31/2003           $12,898          $11,592             $13,984
 2/28/2003           $13,131          $11,418             $14,190
 3/31/2003           $13,355          $11,528             $14,550
 4/30/2003           $13,937          $12,478             $15,163
 5/31/2003           $14,875          $13,134             $16,032
 6/30/2003           $15,368          $13,302             $16,345
 7/31/2003           $15,962          $13,537             $17,293
 8/31/2003           $16,079          $13,800             $17,479
 9/30/2003           $16,553          $13,654             $18,068
10/31/2003           $16,864          $14,426             $18,343
11/30/2003           $17,614          $14,553             $19,138
12/31/2003           $18,126          $15,316             $19,746
 1/31/2004           $18,782          $15,597             $20,482
 2/29/2004           $19,293          $15,813             $20,903
 3/31/2004           $20,222          $15,575             $22,138
 4/30/2004           $17,351          $15,331             $19,065
 5/31/2004           $18,407          $15,541             $20,510
 6/30/2004           $18,973          $15,843             $21,120
 7/31/2004           $19,162          $15,318             $21,246
 8/31/2004           $20,610          $15,380             $22,902
 9/30/2004           $20,751          $15,546             $22,857
10/31/2004           $21,783          $15,784             $24,091
11/30/2004           $22,625          $16,422             $25,229
12/31/2004           $23,771          $16,981             $26,620
 1/31/2005           $22,365          $16,567             $24,436
 2/28/2005           $22,922          $16,916             $25,181
 3/31/2005           $22,569          $16,616             $24,909
 4/30/2005           $23,437          $16,301             $26,126
 5/31/2005           $24,195          $16,820             $26,986
 6/30/2005           $25,392          $16,844             $28,428
 7/31/2005           $26,611          $17,470             $30,560
 8/31/2005           $25,942          $17,311             $29,390
 9/30/2005           $25,957          $17,451             $29,496
10/31/2005           $25,534          $17,160             $28,932
11/30/2005           $26,637          $17,808             $30,240
12/31/2005           $26,713          $17,814             $30,364
 1/31/2006           $28,156          $18,286             $32,514
 2/28/2006           $28,209          $18,335             $33,226
 3/31/2006           $28,809          $18,564             $35,043
 4/30/2006           $27,914          $18,813             $33,733
 5/31/2006           $26,702          $18,272             $32,731
 6/30/2006           $27,250          $18,296             $34,636
 7/31/2006           $27,092          $18,409             $35,876
 8/31/2006           $28,160          $18,846             $37,124
 9/30/2006           $28,770          $19,332             $37,822
10/31/2006           $30,273          $19,961             $40,216
11/30/2006           $32,232          $20,340             $42,179
12/31/2006           $32,161          $20,626             $41,251
 1/31/2007           $33,688          $20,937             $45,013
 2/28/2007           $32,794          $20,529             $43,978
 3/31/2007           $31,308          $20,758             $42,733
 4/30/2007           $31,867          $21,677             $42,725

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
ADVISOR CLASS                        4/30/07
--------------------------------------------
1-Year                               +15.29%
--------------------------------------------
5-Year                               +18.38%
--------------------------------------------
10-Year                              +13.41%
--------------------------------------------

ADVISOR CLASS (5/1/97-4/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Real Estate                Dow Jones Wilshire Real
   Date         Securities Fund      S&P 500 6   Estate Securities Index 6
--------------------------------------------------------------------------
  5/1/1997           $10,000          $10,000             $10,000
 5/31/1997           $10,362          $10,608             $10,298
 6/30/1997           $10,822          $11,083             $10,809
 7/31/1997           $11,107          $11,965             $11,164
 8/31/1997           $11,068          $11,295             $11,082
 9/30/1997           $12,071          $11,913             $12,174
10/31/1997           $11,657          $11,516             $11,657
11/30/1997           $11,903          $12,048             $11,891
12/31/1997           $12,109          $12,255             $12,157
 1/31/1998           $11,989          $12,391             $11,985
 2/28/1998           $11,889          $13,284             $11,832
 3/31/1998           $12,163          $13,963             $12,065
 4/30/1998           $11,835          $14,104             $11,685
 5/31/1998           $11,728          $13,862             $11,573
 6/30/1998           $11,601          $14,424             $11,511
 7/31/1998           $10,839          $14,271             $10,710
 8/31/1998           $ 9,782          $12,210             $ 9,597
 9/30/1998           $10,304          $12,992             $10,135
10/31/1998           $10,230          $14,048             $ 9,996
11/30/1998           $10,364          $14,899             $10,184
12/31/1998           $10,280          $15,757             $10,038
 1/31/1999           $ 9,957          $16,416             $ 9,821
 2/28/1999           $ 9,835          $15,906             $ 9,743
 3/31/1999           $ 9,828          $16,542             $ 9,691
 4/30/1999           $10,903          $17,183             $10,723
 5/31/1999           $11,047          $16,777             $10,905
 6/30/1999           $10,868          $17,708             $10,720
 7/31/1999           $10,380          $17,156             $10,310
 8/31/1999           $10,194          $17,071             $10,156
 9/30/1999           $ 9,792          $16,603             $ 9,698
10/31/1999           $ 9,570          $17,654             $ 9,517
11/30/1999           $ 9,355          $18,012             $ 9,368
12/31/1999           $ 9,726          $19,073             $ 9,720
 1/31/2000           $ 9,719          $18,114             $ 9,760
 2/29/2000           $ 9,506          $17,772             $ 9,573
 3/31/2000           $ 9,976          $19,509             $ 9,992
 4/30/2000           $10,634          $18,923             $10,704
 5/31/2000           $10,871          $18,535             $10,832
 6/30/2000           $11,400          $18,992             $11,197
 7/31/2000           $12,385          $18,696             $12,202
 8/31/2000           $11,974          $19,856             $11,763
 9/30/2000           $12,302          $18,808             $12,145
10/31/2000           $11,831          $18,729             $11,617
11/30/2000           $11,933          $17,253             $11,879
12/31/2000           $12,760          $17,338             $12,705
 1/31/2001           $13,016          $17,952             $12,831
 2/28/2001           $12,800          $16,317             $12,564
 3/31/2001           $12,730          $15,284             $12,573
 4/30/2001           $13,050          $16,470             $12,874
 5/31/2001           $12,986          $16,581             $13,234
 6/30/2001           $13,634          $16,177             $13,944
 7/31/2001           $13,294          $16,018             $13,666
 8/31/2001           $13,585          $15,016             $14,143
 9/30/2001           $12,879          $13,804             $13,304
10/31/2001           $12,412          $14,067             $12,807
11/30/2001           $13,321          $15,146             $13,637
12/31/2001           $13,768          $15,279             $14,032
 1/31/2002           $13,768          $15,056             $14,092
 2/28/2002           $14,093          $14,765             $14,415
 3/31/2002           $14,929          $15,321             $15,303
 4/30/2002           $15,146          $14,392             $15,396
 5/31/2002           $15,313          $14,287             $15,552
 6/30/2002           $15,599          $13,269             $15,871
 7/31/2002           $14,712          $12,235             $14,888
 8/31/2002           $14,712          $12,315             $14,894
 9/30/2002           $14,043          $10,978             $14,236
10/31/2002           $13,411          $11,944             $13,528
11/30/2002           $13,880          $12,646             $14,198
12/31/2002           $14,044          $11,903             $14,405
 1/31/2003           $13,661          $11,592             $13,984
 2/28/2003           $13,913          $11,418             $14,190
 3/31/2003           $14,168          $11,528             $14,550
 4/30/2003           $14,803          $12,478             $15,163
 5/31/2003           $15,803          $13,134             $16,032
 6/30/2003           $16,344          $13,302             $16,345
 7/31/2003           $16,985          $13,537             $17,293
 8/31/2003           $17,125          $13,800             $17,479
 9/30/2003           $17,647          $13,654             $18,068
10/31/2003           $18,001          $14,426             $18,343
11/30/2003           $18,807          $14,553             $19,138
12/31/2003           $19,372          $15,316             $19,746
 1/31/2004           $20,100          $15,597             $20,482
 2/29/2004           $20,657          $15,813             $20,903
 3/31/2004           $21,663          $15,575             $22,138
 4/30/2004           $18,604          $15,331             $19,065
 5/31/2004           $19,756          $15,541             $20,510
 6/30/2004           $20,383          $15,843             $21,120
 7/31/2004           $20,601          $15,318             $21,246
 8/31/2004           $22,182          $15,380             $22,902
 9/30/2004           $22,347          $15,546             $22,857
10/31/2004           $23,479          $15,784             $24,091
11/30/2004           $24,410          $16,422             $25,229
12/31/2004           $25,662          $16,981             $26,620
 1/31/2005           $24,165          $16,567             $24,436
 2/28/2005           $24,787          $16,916             $25,181
 3/31/2005           $24,433          $16,616             $24,909
 4/30/2005           $25,388          $16,301             $26,126
 5/31/2005           $26,236          $16,820             $26,986
 6/30/2005           $27,553          $16,844             $28,428
 7/31/2005           $28,894          $17,470             $30,560
 8/31/2005           $28,199          $17,311             $29,390
 9/30/2005           $28,237          $17,451             $29,496
10/31/2005           $27,794          $17,160             $28,932
11/30/2005           $29,015          $17,808             $30,240
12/31/2005           $29,126          $17,814             $30,364
 1/31/2006           $30,728          $18,286             $32,514
 2/28/2006           $30,807          $18,335             $33,226
 3/31/2006           $31,495          $18,564             $35,043
 4/30/2006           $30,536          $18,813             $33,733
 5/31/2006           $29,238          $18,272             $32,731
 6/30/2006           $29,856          $18,296             $34,636
 7/31/2006           $29,708          $18,409             $35,876
 8/31/2006           $30,911          $18,846             $37,124
 9/30/2006           $31,608          $19,332             $37,822
10/31/2006           $33,282          $19,961             $40,216
11/30/2006           $35,469          $20,340             $42,179
12/31/2006           $35,419          $20,626             $41,251
 1/31/2007           $37,127          $20,937             $45,013
 2/28/2007           $36,166          $20,529             $43,978
 3/31/2007           $34,564          $20,758             $42,733
 4/30/2007           $35,206          $21,677             $42,725


10 | Annual Report

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN REAL ESTATE SECURITIES INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY DISPLAYED MORE PRICE VOLATILITY THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.


                                                              Annual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                         VALUE 11/1/06       VALUE 4/30/07   PERIOD* 11/1/06-4/30/07
-----------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,056.30               $5.05
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,019.89               $4.96
-----------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,052.70               $8.80
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,016.22               $8.65
-----------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,052.70               $8.80
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,016.22               $8.65
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
Actual                                             $1,000            $1,057.80               $3.78
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000            $1,021.12               $3.71
-----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.99%; B: 1.73%; C: 1.73%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                              Annual Report | 13

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN REAL ESTATE SECURITIES FUND

                                                     ---------------------------------------------------------------
                                                                          YEAR ENDED APRIL 30,
CLASS A                                                  2007          2006         2005         2004         2003
                                                     ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  26.95      $  25.99     $  20.63     $  16.97     $  18.10
                                                     ---------------------------------------------------------------
Income from investment operations a:

   Net investment income b .......................       0.44          0.50         0.49         0.55         0.63

   Net realized and unrealized gains (losses) ....       3.60          4.50         6.88         3.74        (1.11)
                                                     ---------------------------------------------------------------
Total from investment operations .................       4.04          5.00         7.37         4.29        (0.48)
                                                     ---------------------------------------------------------------
Less distributions from:

   Net investment income .........................      (0.42)        (0.61)       (0.53)       (0.63)       (0.65)

   Net realized gains ............................      (4.38)        (3.43)       (1.48)          --           --
                                                     ---------------------------------------------------------------
Total distributions ..............................      (4.80)        (4.04)       (2.01)       (0.63)       (0.65)
                                                     ---------------------------------------------------------------
Redemption fees ..................................         -- d          -- d         -- d         --           --
                                                     ---------------------------------------------------------------
Net asset value, end of year .....................   $  26.19      $  26.95     $  25.99     $  20.63     $  16.97
                                                     ===============================================================

Total return c ...................................      14.97%        20.00%       36.07%       25.43%       (2.51)%

RATIOS TO AVERAGE NET ASSETS

Expenses .........................................       0.96% e       0.88% e      0.92% e      1.01%        0.98%

Net investment income ............................       1.63%         1.84%        2.03%        2.64%        3.76%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $751,489      $808,892     $671,587     $550,176     $423,363

Portfolio turnover rate ..........................      15.51%        42.09%       36.90%       27.34%       29.76%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                     --------------------------------------------------------------
                                                                          YEAR ENDED APRIL 30,
CLASS B                                                 2007          2006         2005         2004         2003
                                                     --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $ 26.62       $ 25.77      $ 20.45      $ 16.84      $ 17.99
                                                     --------------------------------------------------------------
Income from investment operations a:

   Net investment income b .......................      0.24          0.30         0.31         0.39         0.50

   Net realized and unrealized gains (losses) ....      3.55          4.45         6.83         3.72        (1.10)
                                                     --------------------------------------------------------------
Total from investment operations .................      3.79          4.75         7.14         4.11        (0.60)
                                                     --------------------------------------------------------------
Less distributions from:

   Net investment income .........................     (0.23)        (0.47)       (0.34)       (0.50)       (0.55)

   Net realized gains ............................     (4.38)        (3.43)       (1.48)          --           --
                                                     --------------------------------------------------------------
Total distributions ..............................     (4.61)        (3.90)       (1.82)       (0.50)       (0.55)
                                                     --------------------------------------------------------------
Redemption fees ..................................        -- d          -- d         -- d         --           --
                                                     --------------------------------------------------------------
Net asset value, end of year .....................   $ 25.80       $ 26.62      $ 25.77      $ 20.45      $ 16.84
                                                     ==============================================================

Total return c ...................................     14.17%        19.05%       35.12%       24.43%       (3.20)%

RATIOS TO AVERAGE NET ASSETS

Expenses .........................................      1.70% e       1.63% e      1.66% e      1.76%        1.74%

Net investment income ............................      0.89%         1.09%        1.29%        1.89%        3.00%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $57,353       $71,458      $72,841      $56,334      $40,703

Portfolio turnover rate ..........................     15.51%        42.09%       36.90%       27.34%       29.76%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                      -------------------------------------------------------------
                                                                            YEAR ENDED APRIL 30,
CLASS C                                                   2007         2006         2005        2004         2003
                                                      -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $  26.50     $  25.66     $  20.37     $  16.78    $  17.91
                                                      -------------------------------------------------------------
Income from investment operations a:

   Net investment income b ........................       0.24         0.30         0.31         0.39        0.51

   Net realized and unrealized gains (losses) .....       3.53         4.44         6.79         3.70       (1.10)
                                                      -------------------------------------------------------------
Total from investment operations ..................       3.77         4.74         7.10         4.09       (0.59)
                                                      -------------------------------------------------------------
Less distributions from:

   Net investment income ..........................      (0.23)       (0.47)       (0.33)       (0.50)      (0.54)

   Net realized gains .............................      (4.38)       (3.43)       (1.48)          --          --
                                                      -------------------------------------------------------------
Total distributions ...............................      (4.61)       (3.90)       (1.81)       (0.50)      (0.54)
                                                      -------------------------------------------------------------
Redemption fees ...................................         -- d         -- d         -- d         --          --
                                                      -------------------------------------------------------------
Net asset value, end of year ......................   $  25.66     $  26.50     $  25.66     $  20.37    $  16.78
                                                      =============================================================

Total return c ....................................      14.16%       19.10%       35.07%       24.50%      (3.27)%

RATIOS TO AVERAGE NET ASSETS

Expenses ..........................................       1.70% e      1.62% e      1.67% e      1.76%       1.70%

Net investment income .............................       0.89%        1.10%        1.28%        1.89%       3.04%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $155,247     $192,172     $189,468     $149,656    $114,474

Portfolio turnover rate ...........................      15.51%       42.09%       36.90%       27.34%      29.76%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                      --------------------------------------------------------
                                                                         YEAR ENDED APRIL 30,
ADVISOR CLASS                                            2007        2006        2005        2004        2003
                                                      --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $ 27.06     $ 26.06     $ 20.68     $ 17.02     $ 18.14
                                                      ---------------------------------------------------------
Income from investment operations a:

   Net investment income b ........................      0.51        0.58        0.56        0.58        0.67

   Net realized and unrealized gains (losses) .....      3.61        4.52        6.89        3.76       (1.10)
                                                      ---------------------------------------------------------
Total from investment operations ..................      4.12        5.10        7.45        4.34       (0.43)
                                                      ---------------------------------------------------------
Less distributions from:

   Net investment income ..........................     (0.48)      (0.67)      (0.59)      (0.68)      (0.69)

   Net realized gains .............................     (4.38)      (3.43)      (1.48)         --          --
                                                      ---------------------------------------------------------
Total distributions ...............................     (4.86)      (4.10)      (2.07)      (0.68)      (0.69)
                                                      ---------------------------------------------------------
Redemption fees ...................................        -- c        -- c        -- c        --          --
                                                      ---------------------------------------------------------
Net asset value, end of year ......................   $ 26.32     $ 27.06     $ 26.06     $ 20.68     $ 17.02
                                                      =========================================================

Total return ......................................     15.29%      20.28%      36.46%      25.68%      (2.27)%

RATIOS TO AVERAGE NET ASSETS

Expenses ..........................................      0.71% d     0.63% d     0.67% d     0.76%       0.73%

Net investment income .............................      1.88%       2.09%       2.28%       2.89%       4.01%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $49,723     $48,368     $39,990     $41,101     $27,532

Portfolio turnover rate ...........................     15.51%      42.09%      36.90%      27.34%      29.76%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE SECURITIES FUND                                                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 96.8%
       FINANCE/RENTAL/LEASING 0.9%
       Centerline Holdings Co. LP .................................................................        484,900   $    8,689,408
                                                                                                                     --------------
       FINANCIAL CONGLOMERATES 1.0%
       Brookfield Asset Management Inc., A (Canada) ...............................................        183,450       10,667,618
                                                                                                                     --------------
       HOMEBUILDING 22.1%
       Centex Corp. ...............................................................................        202,200        9,052,494
       D.R. Horton Inc. ...........................................................................      1,242,800       27,565,304
     a Hovnanian Enterprises Inc., A ..............................................................        356,200        8,545,238
       KB Home ....................................................................................        579,900       25,579,389
       Lennar Corp., A ............................................................................        627,000       26,779,170
       M.D.C. Holdings Inc. .......................................................................      1,029,600       52,777,296
     a Meritage Homes Corp. .......................................................................        594,400       20,691,064
     a NVR Inc. ...................................................................................         28,000       23,072,000
       The Ryland Group Inc. ......................................................................        459,000       20,333,700
       Standard Pacific Corp. .....................................................................        450,400        9,390,840
                                                                                                                     --------------
                                                                                                                        223,786,495
                                                                                                                     --------------
       HOTEL/RESORTS/CRUISELINES 2.7%
       Starwood Hotels & Resorts Worldwide Inc. ...................................................        240,100       16,091,502
     a Wyndham Worldwide Corp. ....................................................................        341,420       11,813,132
                                                                                                                     --------------
                                                                                                                         27,904,634
                                                                                                                     --------------
       REAL ESTATE DEVELOPMENT 5.8%
       Brookfield Properties Corp. (Canada) .......................................................        323,760       13,296,823
       Forest City Enterprises Inc., A ............................................................        663,200       44,308,392
 a,b,c NorthStar Capital Investment Corp. .........................................................        100,000        1,245,000
                                                                                                                     --------------
                                                                                                                         58,850,215
                                                                                                                     --------------
       REAL ESTATE INVESTMENT TRUSTS 64.3%
       AMB Property Corp. .........................................................................         56,400        3,435,324
       Ashford Hospitality Trust ..................................................................        640,000        7,680,000
       AvalonBay Communities Inc. .................................................................          8,200        1,002,532
       BioMed Realty Trust Inc. ...................................................................        450,200       12,925,242
       Boardwalk REIT (Canada) ....................................................................        657,200       26,734,463
       Boston Properties Inc. .....................................................................          8,700        1,022,772
       Brandywine Realty Trust ....................................................................        503,000       16,538,640
       Capital Trust Inc., A ......................................................................        172,900        8,190,273
       CBL & Associates Properties Inc. ...........................................................        249,300       11,330,685
       Cedar Shopping Centers Inc. ................................................................        664,600       10,613,662
       Corporate Office Properties Trust ..........................................................        329,200       15,508,612
       Cousins Properties Inc. ....................................................................         57,700        1,936,989
       Digital Realty Trust Inc. ..................................................................        521,900       21,110,855
     a Douglas Emmett Inc. ........................................................................        610,700       15,908,735
       Eagle Hospitality Properties Trust Inc. ....................................................        308,700        4,090,275
       Entertainment Properties Trust .............................................................        170,600       10,307,652
       Extra Space Storage Inc. ...................................................................        862,300       16,133,633
       First Potomac Realty Trust .................................................................        210,200        5,425,262
       General Growth Properties Inc. .............................................................        306,390       19,563,001
       GMH Communities Trust ......................................................................      1,050,200       10,544,008
       Host Hotels & Resorts Inc. .................................................................        813,636       20,861,627


18 | Annual Report

Franklin Real Estate Securities Trust

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE SECURITIES FUND                                                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       iStar Financial Inc. .......................................................................        709,100   $   33,980,072
       Kimco Realty Corp. .........................................................................        299,600       14,401,772
       Kite Realty Group Trust ....................................................................        710,100       14,202,000
       LaSalle Hotel Properties ...................................................................        260,400       12,090,372
       Lexington Realty Trust .....................................................................        420,300        8,780,067
       Liberty Property Trust .....................................................................        328,300       15,886,437
       The Macerich Co. ...........................................................................        461,700       43,916,904
       Newcastle Investment Corp. .................................................................        650,400       18,998,184
       Parkway Properties Inc. ....................................................................        208,000       11,024,000
       ProLogis ...................................................................................        562,198       36,430,430
       PS Business Parks Inc. .....................................................................        324,600       22,364,940
       Public Storage Inc. ........................................................................        361,500       33,735,180
       RAIT Financial Trust .......................................................................        280,052        7,883,464
       Ramco-Gershenson Properties Trust ..........................................................        125,300        4,636,100
       Redwood Trust Inc. .........................................................................        151,700        7,616,857
       Regency Centers Corp. ......................................................................        193,000       15,903,200
       Simon Property Group Inc. ..................................................................        281,263       32,423,999
       Strategic Hotels & Resorts Inc. ............................................................        419,200        9,075,680
       Tanger Factory Outlet Centers Inc. .........................................................        234,600        9,510,684
       U-Store-It Trust ...........................................................................        614,650       11,315,706
       Ventas Inc. ................................................................................        425,242       17,928,203
       Vornado Realty Trust .......................................................................        241,200       28,613,556
                                                                                                                     --------------
                                                                                                                        651,582,049
                                                                                                                     --------------
       SPECIALTY INSURANCE 0.0% d
       Fidelity National Financial Inc., A ........................................................         18,600          474,114
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $644,122,199) ....................................................                     981,954,533
                                                                                                                     --------------
       SHORT TERM INVESTMENT (COST $33,246,922) 3.3%
       MONEY MARKET FUND 3.3%
     e Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.01% .......................     33,246,922       33,246,922
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $677,369,121) 100.1% ...............................................                   1,015,201,455
       OTHER ASSETS, LESS LIABILITIES (0.1)% ......................................................                      (1,389,066)
                                                                                                                     --------------
       NET ASSETS 100.0% ..........................................................................                  $1,013,812,389
                                                                                                                     ==============

SELECTED PORTFOLIO ABBREVIATIONS

LP   - Limited Partnership

REIT - Real Estate Investment Trust

a     Non-income producing for the twelve months ended April 30, 2007.

b     See Note 8 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the value of this security was $1,245,000, representing 0.12% of net assets.

d     Rounds to less than 0.1% of net assets.

e See Note 7 regarding Investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007

                                                                  --------------
                                                                    FRANKLIN
                                                                   REAL ESTATE
                                                                   SECURITIES
                                                                      FUND
                                                                  --------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .............................   $  644,122,199
      Cost - Sweep Money Fund (Note 7) ........................       33,246,922
                                                                  --------------
      Total cost of investments ...............................   $  677,369,121
                                                                  ==============
      Value - Unaffiliated issuers ............................   $  981,954,533
      Value - Sweep Money Fund (Note 7) .......................       33,246,922
                                                                  --------------
      Total value of investments ..............................    1,015,201,455
   Foreign currency, at value (cost $7,693) ...................            7,670
   Receivables:
      Investment securities sold ..............................        2,197,270
      Capital shares sold .....................................        1,253,887
      Dividends ...............................................          698,461
                                                                  --------------
         Total assets .........................................    1,019,358,743
                                                                  --------------
Liabilities:
   Payables:
      Capital shares redeemed .................................        4,247,595
      Affiliates ..............................................          816,305
      Unaffiliated transfer agent fees ........................          423,164
   Accrued expenses and other liabilities .....................           59,290
                                                                  --------------
         Total liabilities ....................................        5,546,354
                                                                  --------------
            Net assets, at value ..............................   $1,013,812,389
                                                                  ==============
Net assets consist of:
   Paid-in capital ............................................   $  641,435,682
   Undistributed net investment income ........................        1,254,331
   Net unrealized appreciation (depreciation) .................      337,832,311
   Accumulated net realized gain (loss) .......................       33,290,065
                                                                  --------------
            Net assets, at value ..............................   $1,013,812,389
                                                                  ==============


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Real Estate Securities Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007

                                                                    ------------
                                                                      FRANKLIN
                                                                    REAL ESTATE
                                                                     SECURITIES
                                                                        FUND
                                                                    ------------
CLASS A:
   Net assets, at value .........................................   $751,488,531
                                                                    ============
   Shares outstanding ...........................................     28,698,756
                                                                    ============
   Net asset value per share a ..................................   $      26.19
                                                                    ============
   Maximum offering price per share (net asset value per
      share / 94.25%) ...........................................   $      27.79
                                                                    ============
CLASS B:
   Net assets, at value .........................................   $ 57,353,284
                                                                    ============
   Shares outstanding ...........................................      2,223,121
                                                                    ============
   Net asset value and maximum offering price per share a .......   $      25.80
                                                                    ============
CLASS C:
   Net assets, at value .........................................   $155,247,480
                                                                    ============
   Shares outstanding ...........................................      6,050,630
                                                                    ============
   Net asset value and maximum offering price per share a .......   $      25.66
                                                                    ============
ADVISOR CLASS:
   Net assets, at value .........................................   $ 49,723,094
                                                                    ============
   Shares outstanding ...........................................      1,889,218
                                                                    ============
   Net asset value and maximum offering price per share a .......   $      26.32
                                                                    ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS
for the year ended April 30, 2007

                                                                                ------------
                                                                                  FRANKLIN
                                                                                REAL ESTATE
                                                                                 SECURITIES
                                                                                    FUND
                                                                                ------------
Investment income:
   Dividends:
      Unaffiliated issuers ..................................................   $ 25,637,331
      Sweep Money Fund (Note 7) .............................................      2,132,040
   Interest .................................................................         28,904
   Other income (Note 9) ....................................................         36,228
                                                                                ------------
         Total investment income ............................................     27,834,503
                                                                                ------------
Expenses:
   Management fees (Note 3a) ................................................      4,941,882
   Distribution fees (Note 3c)
      Class A ...............................................................      1,984,234
      Class B ...............................................................        632,916
      Class C ...............................................................      1,693,915
   Transfer agent fees (Note 3e) ............................................      2,243,309
   Custodian fees (Note 4) ..................................................         24,672
   Reports to shareholders ..................................................        145,347
   Registration and filing fees .............................................        201,485
   Professional fees ........................................................         35,730
   Trustees' fees and expenses ..............................................         14,759
   Other ....................................................................         34,240
                                                                                ------------
            Total expenses ..................................................     11,952,489
            Expense reductions (Note 4) .....................................           (298)
                                                                                ------------
               Net expenses .................................................     11,952,191
                                                                                ------------
                  Net investment income .....................................     15,882,312
                                                                                ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ...........................................................     75,807,749
      Foreign currency transactions .........................................        (63,219)
                                                                                ------------
               Net realized gain (loss) .....................................     75,744,530
                                                                                ------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................................     54,803,474
      Translation of assets and liabilities denominated in foreign
         currencies .........................................................            (23)
                                                                                ------------
            Net change in unrealized appreciation (depreciation) ............     54,803,451
                                                                                ------------
Net realized and unrealized gain (loss) .....................................    130,547,981
                                                                                ------------
Net increase (decrease) in net assets resulting from operations .............   $146,430,293
                                                                                ============


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Real Estate Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                ------------------------------------
                                                                                FRANKLIN REAL ESTATE SECURITIES FUND
                                                                                ------------------------------------
                                                                                         YEAR ENDED APRIL 30,
                                                                                      2007              2006
                                                                                ------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................................   $   15,882,312        $   17,992,789
      Net realized gain (loss) from investments and foreign currency
         transactions .......................................................       75,744,530           155,633,643
      Net change in unrealized appreciation (depreciation) on
         investments and translation of assets and liabilities
         denominated in foreign currencies ..................................       54,803,451            15,875,996
                                                                                -------------------------------------
            Net increase (decrease) in net assets resulting from
               operations ...................................................      146,430,293           189,502,428
                                                                                -------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................................      (12,005,354)          (16,153,779)
         Class B ............................................................         (544,827)           (1,239,501)
         Class C ............................................................       (1,484,947)           (3,347,396)
         Advisor Class ......................................................         (821,027)             (973,384)
      Net realized gains:
         Class A ............................................................     (119,536,595)          (89,736,661)
         Class B ............................................................       (9,443,402)           (8,805,174)
         Class C ............................................................      (25,356,968)          (23,769,819)
         Advisor Class ......................................................       (7,226,949)           (4,908,685)
                                                                                -------------------------------------

   Total distributions to shareholders ......................................     (176,420,069)         (148,934,399)
                                                                                -------------------------------------
   Capital share transactions: (Note 2)
      Class A ...............................................................      (35,191,568)          109,569,204
      Class B ...............................................................      (12,502,167)           (4,464,431)
      Class C ...............................................................      (32,263,255)           (4,828,674)
      Advisor Class .........................................................        2,857,083             6,152,256
                                                                                -------------------------------------
   Total capital share transactions .........................................      (77,099,907)          106,428,355
                                                                                -------------------------------------

   Redemption fees ..........................................................           12,287                 8,062
                                                                                -------------------------------------
            Net increase (decrease) in net assets ...........................     (107,077,396)          147,004,446
Net assets
   Beginning of year ........................................................    1,120,889,785           973,885,339
                                                                                -------------------------------------
   End of year ..............................................................   $1,013,812,389        $1,120,889,785
                                                                                =====================================
Undistributed net investment income/Distributions in excess of net investment included in net assets:
   End of year ..............................................................   $    1,254,331        $      (63,753)
                                                                                =====================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (the Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


24 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                              Annual Report | 25

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


26 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized ($0.01 par value). Effective May 21, 2007, shareholders approved an Amended and Restated Declaration of Trust, which changed the authorized shares from $0.01 par value to no par value. Transactions in the Fund's shares were as follows:

                                                              ----------------------------------------------------------
                                                                                 YEAR ENDED APRIL 30,
                                                                          2007                          2006
                                                              ----------------------------------------------------------
                                                                 SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------------------------------------------------------
CLASS A SHARES:
   Shares sold ............................................     5,064,113    $ 138,119,074    7,707,962   $ 213,289,902
   Shares issued in reinvestment of distributions .........     4,638,630      122,545,335    3,788,757      98,831,145
   Shares redeemed ........................................   (11,017,963)    (295,855,977)  (7,326,559)   (202,551,843)
                                                              ----------------------------------------------------------
   Net increase (decrease) ................................    (1,315,220)   $ (35,191,568)   4,170,160   $ 109,569,204
                                                              ==========================================================
CLASS B SHARES:
   Shares sold ............................................        48,938    $   1,322,006      109,658   $   3,006,067
   Shares issued in reinvestment of distributions .........       343,238        8,939,653      352,731       9,102,330
   Shares redeemed ........................................      (852,984)     (22,763,826)    (605,405)    (16,572,828)
                                                              ----------------------------------------------------------
   Net increase (decrease) ................................      (460,808)   $ (12,502,167)    (143,016)  $  (4,464,431)
                                                              ==========================================================
CLASS C SHARES:
   Shares sold ............................................       619,910    $  16,442,775      971,879   $  26,538,610
   Shares issued in reinvestment of distributions .........       934,950       24,219,969      957,255      24,586,882
   Shares redeemed ........................................    (2,755,307)     (72,925,999)  (2,061,077)    (55,954,166)
                                                              ----------------------------------------------------------
   Net increase (decrease) ................................    (1,200,447)   $ (32,263,255)    (131,943)  $  (4,828,674)
                                                              ==========================================================
ADVISOR CLASS SHARES:
   Shares sold ............................................       103,854    $   2,938,791      425,148   $  11,388,149
   Shares issued in reinvestment of distributions .........       292,559        7,766,999      210,204       5,506,722
   Shares redeemed ........................................      (294,458)      (7,848,707)    (382,465)    (10,742,615)
                                                              ----------------------------------------------------------
   Net increase (decrease) ................................       101,955    $   2,857,083      252,887   $   6,152,256
                                                              ==========================================================


                                                              Annual Report | 27

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------------
SUBSIDIARY                                                   AFFILIATION
-----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                           Investment manager
Franklin Templeton Services, LLC (FT Services)               Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)         Principal underwriter
Franklin Templeton Investor Services, LLC (Investor          Transfer agent
Services)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     0.625%               Up to and including $100 million
     0.500%               Over $100 million, up to and including $250 million
     0.450%               Over $250 million, up to and including $10 billion
     0.440%               Over $10 billion, up to and including $12.5 billion
     0.420%               Over $12.5 billion, up to and including $15 billion
     0.400%               In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


28 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .............................     0.25%
Class B .............................     1.00%
Class C .............................     1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
  unaffiliated broker/dealers ............................    $276,662
Contingent deferred sales charges retained ...............    $147,956

E. TRANSFER AGENT FEES

For the year ended April 30, 2007, the Fund paid transfer agent fees of $2,243,309, of which $1,111,250 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2007, the Fund deferred realized currency losses of $48,152.

The tax character of distributions paid during the years ended April 30, 2007 and 2006, was as follows:

                                                 -------------------------------
                                                     2007              2006
                                                 -------------------------------
Distributions paid from:
   Ordinary income ......................        $ 18,809,420       $ 62,868,472
   Long term capital gain ...............         157,610,649         86,065,927
                                                 -------------------------------
                                                 $176,420,069       $148,934,399
                                                 ===============================


                                                              Annual Report | 29

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

5. INCOME TAXES (CONTINUED)

At April 30, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ..........................................     $677,374,182
                                                                   ============

Unrealized appreciation ......................................     $395,503,653
Unrealized depreciation ......................................      (57,676,380)
                                                                   ------------
Net unrealized appreciation (depreciation) ...................     $337,827,273
                                                                   ============

Undistributed ordinary income ................................     $ 10,168,713
Undistributed long term capital gains ........................       24,462,187
                                                                   ------------
Distributable earnings .......................................     $ 34,630,900
                                                                   ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2007, aggregated $160,213,392 and $310,787,715, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.


30 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

8. RESTRICTED SECURITIES (CONTINUED)

Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At April 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------
                                                     ACQUISITION
SHARES      ISSUER                                      DATE               COST           VALUE
-------------------------------------------------------------------------------------------------
100,000     NorthStar Capital Investment Corp. ...     1/16/98          $1,993,250     $1,245,000
                                                                                       ==========

            TOTAL RESTRICTED SECURITIES (0.12% of Net Assets)

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006, and is recorded as other income.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.


                                                              Annual Report | 31

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


32 | Annual Report

Franklin Real Estate Securities Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN REAL ESTATE SECURITIES FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN REAL ESTATE SECURITIES
FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Real Estate Securities Fund (the "Fund") at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 15, 2007


                                                              Annual Report | 33

Franklin Real Estate Securities Trust

TAX DESIGNATION (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $62,005,377 as a long term capital gain dividend for the fiscal year ended April 30, 2007.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $11,929,733 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended April 30, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $4,213,010 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund designates 22.79% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2007.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $2,132,061 as interest related dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended April 30, 2007.


34 | Annual Report

Franklin Real Estate Securities Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of Franklin Real Estate Securities Fund's (the "Fund") fundamental investment restrictions (including seven (7) Sub-Proposals); and to approve the elimination of certain of the Fund's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Fund's fundamental investment restrictions (including seven (7) Sub-Proposals), and the elimination of certain of the Fund's fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The election of Trustees:

----------------------------------------------------------------------------------------------------------------
                                                    % OF         % OF                        % OF         % OF
                                                 OUTSTANDING    VOTED                     OUTSTANDING    VOTED
NAME                                FOR             SHARES      SHARES      WITHHELD        SHARES       SHARES
----------------------------------------------------------------------------------------------------------------
Harris J. Ashton ...........    23,040,914.729     54.278%      80.574%   5,555,177.940     13.087%     19.426%
Robert F. Carlson ..........    23,045,620.460     54.289%      80.590%   5,550,472.209     13.076%     19.410%
Sam L. Ginn ................    23,056,197.771     54.314%      80.627%   5,539,894.898     13.051%     19.373%
Edith E. Holiday ...........    23,074,134.808     54.357%      80.690%   5,521,957.861     13.008%     19.310%
Frank W. T. LaHaye .........    23,051,038.518     54.302%      80.609%   5,545,054.151     13.063%     19.391%
Frank A. Olson .............    23,042,737.437     54.283%      80.580%   5,553,355.232     13.082%     19.420%
Larry D. Thompson ..........    23,076,306.094     54.362%      80.697%   5,519,786.575     13.003%     19.303%
John B. Wilson .............    23,092,588.422     54.400%      80.754%   5,503,504.247     12.965%     19.246%
Charles B. Johnson .........    23,043,881.071     54.285%      80.584%   5,552,211.598     13.080%     19.416%
Gregory E. Johnson .........    23,080,939.671     54.373%      80.714%   5,515,152.998     12.992%     19.286%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

------------------------------------------------------------------
                                              % OF          % OF
                                           OUTSTANDING     VOTED
                           SHARES VOTED      SHARES        SHARES
------------------------------------------------------------------
For ...................   21,803,086.151     51.362%       76.155%
Against ...............      377,448.229      0.889%        1.320%
Abstain ...............      945,541.289      2.228%        3.306%
Broker Non-votes ......    5,470,017.000     12.886%       19.219%
------------------------------------------------------------------
TOTAL .................   28,596,092.669     67.365%      100.000%
------------------------------------------------------------------


                                                              Annual Report | 35

Franklin Real Estate Securities Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

------------------------------------------------------------------
                                              % OF          % OF
                                           OUTSTANDING     VOTED
                           SHARES VOTED      SHARES        SHARES
------------------------------------------------------------------
For ...................   21,547,319.800     50.760%       75.350%
Against ...............      686,413.331      1.617%        2.400%
Abstain ...............      892,342.538      2.102%        3.121%
Broker Non-votes ......    5,470,017.000     12.886%       19.129%
------------------------------------------------------------------
TOTAL .................   28,596,092.669     67.365%      100.000%
------------------------------------------------------------------

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

------------------------------------------------------------------
                                              % OF          % OF
                                           OUTSTANDING     VOTED
                           SHARES VOTED      SHARES        SHARES
------------------------------------------------------------------
For ...................   21,689,408.584     51.094%       75.847%
Against ...............      524,156.339      1.235%        1.833%
Abstain ...............      912,510.746      2.150%        3.191%
Broker Non-votes ......    5,470,017.000     12.886%       19.129%
------------------------------------------------------------------
TOTAL .................   28,596,092.669     67.365%      100.000%
------------------------------------------------------------------

(c) To amend the Fund's fundamental investment restriction regarding lending:

------------------------------------------------------------------
                                              % OF          % OF
                                           OUTSTANDING     VOTED
                           SHARES VOTED      SHARES        SHARES
------------------------------------------------------------------
For ...................   21,521,938.566     50.700%       75.261%
Against ...............      629,452.675      1.483%        2.201%
Abstain ...............      974,684.428      2.296%        3.409%
Broker Non-votes ......    5,470,017.000     12.886%       19.129%
------------------------------------------------------------------
TOTAL .................   28,596,092.669     67.365%      100.000%
------------------------------------------------------------------

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

------------------------------------------------------------------
                                              % OF          % OF
                                           OUTSTANDING     VOTED
                           SHARES VOTED      SHARES        SHARES
------------------------------------------------------------------
For ...................   21,778,942.719     51.305%       76.160%
Against ...............      448,915.685      1.058%        1.569%
Abstain ...............      898,217.265      2.116%        3.142%
Broker Non-votes ......    5,470,017.000     12.886%       19.129%
------------------------------------------------------------------
TOTAL .................   28,596,092.669     67.365%      100.000%
------------------------------------------------------------------


36 | Annual Report

Franklin Real Estate Securities Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes seven (7) Sub-Proposals): (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

------------------------------------------------------------------
                                              % OF          % OF
                                           OUTSTANDING     VOTED
                           SHARES VOTED      SHARES        SHARES
------------------------------------------------------------------
For ...................   21,620,826.556     50.933%       75.607%
Against ...............      600,092.165      1.414%        2.098%
Abstain ...............      905,156.948      2.132%        3.166%
Broker Non-votes ......    5,470,017.000     12.886%       19.129%
------------------------------------------------------------------
TOTAL .................   28,596,092.669     67.365%      100.000%
------------------------------------------------------------------

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

------------------------------------------------------------------
                                              % OF          % OF
                                           OUTSTANDING     VOTED
                           SHARES VOTED      SHARES        SHARES
------------------------------------------------------------------
For ...................   21,572,622.997     50.819%       75.439%
Against ...............      555,776.362      1.310%        1.944%
Abstain ...............      997,676.310      2.350%        3.488%
Broker Non-votes ......    5,470,017.000     12.886%       19.129%
------------------------------------------------------------------
TOTAL .................   28,596,092.669     67.365%      100.000%
------------------------------------------------------------------

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

------------------------------------------------------------------
                                              % OF          % OF
                                           OUTSTANDING     VOTED
                           SHARES VOTED      SHARES        SHARES
------------------------------------------------------------------
For ...................   21,608,170.927     50.903%       75.563%
Against ...............      513,075.025      1.209%        1.795%
Abstain ...............    1,004,829.717      2.367%        3.513%
Broker Non-votes ......    5,470,017.000     12.886%       19.129%
------------------------------------------------------------------
TOTAL .................   28,596,092.669     67.365%      100.000%
------------------------------------------------------------------

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

------------------------------------------------------------------
                                              % OF          % OF
                                           OUTSTANDING     VOTED
                           SHARES VOTED      SHARES        SHARES
------------------------------------------------------------------
For ...................   21,539,377.728     50.741%       75.322%
Against ...............      651,559.630      1.535%        2.278%
Abstain ...............      935,138.311      2.203%        3.271%
Broker Non-votes ......    5,470,017.000     12.886%       19.129%
------------------------------------------------------------------
TOTAL .................   28,596,092.669     67.365%      100.000%
------------------------------------------------------------------


                                                              Annual Report | 37

Franklin Real Estate Securities Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
HARRIS J. ASHTON (1932)         Trustee         Since 1993        142                      Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                       company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)        Trustee         Since 1998        122                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM L. GINN (1937)              Trustee         Since April 2007  121                      Director, Chevron Corporation (global
One Franklin Parkway                                                                       energy company) and ICO Global
San Mateo, CA 94403-1906                                                                   Communications (Holdings) Limited
                                                                                           (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC; Chairman of the Board and Chief Executive Officer,
AirTouch Communications (1993-1998) and Pacific Telesis Groups (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Trustee         Since 2005        142                      Director, Hess Corporation (formerly,
One Franklin Parkway                                                                       Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                   and refining of oil and gas), H.J. Heinz
                                                                                           Company (processed foods and allied
                                                                                           products), RTI International Metals, Inc.
                                                                                           (manufacture and distribution of
                                                                                           titanium), Canadian National Railway
                                                                                           (railroad) and White Mountains Insurance
                                                                                           Group, Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee         Since 1993        123                      Director, Center for Creative Land
One Franklin Parkway                                                                       Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)           Trustee         Since April 2007  141                      Director, Hess Corporation (formerly,
One Franklin Parkway                                                                       Amerada Hess Corporation)
San Mateo, CA 94403-1906                                                                   (exploration and refining of oil and
                                                                                           gas) and Sentient Jet (private jet
                                                                                           service); and FORMERLY, Director, Becton
                                                                                           Dickinson and Company (medical
                                                                                           technology), Cooper Industries, Inc.
                                                                                           (electrical products and tools and
                                                                                           hardware), Health Net, Inc. (formerly,
                                                                                           Foundation Health) (integrated managed
                                                                                           care), The Hertz Corporation (car
                                                                                           rental), Pacific Southwest Airlines, The
                                                                                           RCA Corporation, Unicom (formerly,
                                                                                           Commonwealth Edison), UAL
                                                                                           Corporation (airlines) and White
                                                                                           Mountains Insurance Group, Ltd.
                                                                                           (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999));
and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)        Trustee         Since April 2007  140                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)           Trustee         Since 2006        121                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and     Since 1993        142                      None
One Franklin Parkway            Chairman of
San Mateo, CA 94403-1906        the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)     Trustee         Since April 2007  90                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; Director, Templeton Global Advisors Limited; President,
Templeton Worldwide, Inc.; Vice President and Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief           Chief             Not Applicable           Not Applicable
One Franklin Parkway            Compliance      Compliance
San Mateo, CA 94403-1906        Officer and     Officer
                                Vice            since 2004
                                President       and Vice
                                - AML           President
                                Compliance      - AML
                                                Compliance
                                                since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer       Since 2004        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice     Since 2002        Not Applicable           Not Applicable
500 East Broward Blvd.          President
Suite 2100                      and Chief
Fort Lauderdale,                Executive
FL 33394-3091                   Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


40 | Annual Report

------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
DAVID P. GOSS (1947)            Vice President  Since 2000        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)         Vice President  Since 2000        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin Templeton
Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; Vice President, Templeton Global Advisor Limited; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of
Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and
Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk,
U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)   President       Since 2002        Not Applicable           Not Applicable
One Franklin Parkway            and Chief
San Mateo, CA 94403-1906        Executive
                                Officer -
                                Investment
                                Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)        Vice            Since 2006        Not Applicable           Not Applicable
One Franklin Parkway            President
San Mateo, CA 94403-1906        and
                                Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------  --------------  ----------------  -----------------------  -----------------------------------------
CRAIG S. TYLE (1960)            Vice President  Since 2005        Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief           Since 2004        Not Applicable           Not Applicable
500 East Broward Blvd.          Financial
Suite 2100                      Officer and
Fort Lauderdale,                Chief
FL 33394-3091                   Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to April 30, 2007, Harmon E. Burns, S. Joseph Fortunato and Gordon
S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


42 | Annual Report

Franklin Real Estate Securities Trust

SHAREHOLDER INFORMATION

FRANKLIN REAL ESTATE SECURITIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton


                                                              Annual Report | 43

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the one-year period ended January 31, 2007, as well as the previous 10 years ended that date in comparison to a performance universe consisting of all retail and institutional real estate funds as selected by Lipper. The Board noted that the Fund's total return for the one-year period, as well as for the previous three-, five- and ten-year periods on an annualized basis was in the lowest quintile of such universe. In discussing such performance, management pointed out that underweighting of the Fund's portfolio in equity REITS, many of which were trading at unprecedented valuations, and overweighting in home building companies, which declined during the year, contributed to the Fund's one-year performance, which also lowered


44 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

annualized performance for previous periods, and discussed action being taken to improve performance. While intending to monitor this Fund, the Board found such performance to be acceptable, noting that the Fund's total return during the one-year period and on an annualized basis during the previous five-year period exceeded 20% as shown in such Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that both the contractual investment management fee rate for the Fund, as well as its actual total expenses were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted, while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well


                                                              Annual Report | 45

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on the next $9.75 billion of assets, with breakpoints continuing in stages thereafter until declining to a final breakpoint of 0.40% on assets in excess of $15 billion. The Fund had assets of approximately $1 billion at the end of 2006 and management expressed its view that the existing fee schedule reaches a relatively low rate quickly as the Fund grows and anticipates economies of scale as shown in the favorable effective management fee and expense comparisons within its Lipper expense group. The Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.


46 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 47

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R)  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

   [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN REAL ESTATE
SECURITIES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


192 A2007 06/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $30,167 for the fiscal year ended April 30, 2007 and $20,908 for the fiscal year ended April 30, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended April 30, 2007 and $0 for the fiscal year ended April 30, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2007 and $638 for the fiscal year ended April 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2007 and $175,223 for the fiscal year ended April 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended April 30, 2007 and $175,861 for the fiscal year ended April 30, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   June 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 27, 2007